RIGHT-OF-USE ASSETS - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RIGHT-OF-USE ASSETS
Depreciation	$ 250	$ 213
Battery material plant project expenses
RIGHT-OF-USE ASSETS
Depreciation	$ 162	$ 166